Acquisitions and Dispositions (Schedule of Acquisitions of Solar Projects) (Parenthetical) (Detail)	1 Months Ended
Apr. 30, 2017 MW
Business Combinations Discontinued Operations And Disposal Groups [Abstract]
Discontinued efforts on acquisition of additional MW capacity	20